GOODWILL	12 Months Ended
Dec. 31, 2021
Intangible Assets [Abstract]
GOODWILL	GOODWILL
The following table presents the carrying amount for Brookfield Infrastructure’s goodwill:

US$ MILLIONS	2021	2020
Balance at beginning of the year	$6,634	$6,553
Acquisitions through business combinations(1)	2,400	27
Assets held by subsidiaries disposed during the period(2)	(56)	—
Foreign currency translation and other	1	54
Balance at end of the year	$8,979	$6,634

(1)See Note 6, Acquisition of Businesses, for additional information.
(2)See Note 5, Disposition of Businesses, for additional information.
Goodwill is evaluated for impairment annually or more often if events or circumstances indicate there may be impairment. Impairment is determined by assessing if the carrying value of cash generating units or a group of cash generating units, including the allocated goodwill, exceeds its recoverable amount determined as the greater of the estimated fair value less costs of disposal or the value in use. During 2021, the carrying amount of each cash generating unit was determined to not exceed its recoverable amount.
Goodwill is allocated to the following cash generating units or group of cash generating units:

US$ MILLIONS	2021	2020
Canadian diversified midstream operation(1)	$2,125	$—
North American rail operations	2,105	2,126
North American residential energy infrastructure operation	1,356	1,296
Western Canadian natural gas gathering and processing operation	762	756
U.S. data center operation	503	487
Brazilian regulated transmission operation	456	490
Colombian natural gas distribution operation	433	520
U.K. telecom tower operation	341	345
Other	898	614
Total	$8,979	$6,634

(1)See Note 6, Acquisition of Businesses, for additional information.
The recoverable amount of the goodwill has been determined using a discounted cash flow model whereby the fair value measurement is classified under level 3 on the fair value hierarchy. For businesses with the most significant goodwill as separately listed in the table above, the key inputs in determining the fair value of each cash generating unit under the discounted cash flow model are the utilization of discount rates ranging from 11% to 14%, terminal value multiples of 6x to 20x and discrete cash flow periods from 6 to 20 years.